Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
iBonds
®
2032 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.8%
(a)
Bombardier, Inc., 7.00%, 06/01/32
(b)
....... USD 45 $ 46,571
Efesto Bidco SpA, Series XR, 7.50%, 02/15/32 . 42 42,995
Goat Holdco LLC, 6.75%, 02/01/32 ........ 40 40,481
TransDigm, Inc., 6.63%, 03/01/32 ......... 116 119,320
249,367
Air Freight & Logistics — 0.4%
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(a)
. 30 31,499
Automobile Components — 1.9%
Dana, Inc., 4.50%, 02/15/32
(b)
........... 9 8,770
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(a)
39 40,538
IHO Verwaltungs GmbH, 8.00%, (8.00% Cash or
8.75% PIK), 11/15/32
(a) (c)
............. 25 25,698
Patrick Industries, Inc., 6.38%, 11/01/32
(a)
.... 27 27,005
Phinia, Inc., 6.63%, 10/15/32
(a)
........... 26 26,478
ZF North America Capital, Inc., 6.88%,
04/23/32
(a)
...................... 40 37,330
165,819
Automobiles — 0.5%
Nissan Motor Co. Ltd., 7.75%, 07/17/32
(a)
.... 40 41,328
Broadline Retail — 0.3%
Macy's Retail Holdings LLC, 6.13%, 03/15/32
(a)
. 26 24,908
Building Products — 5.5%
(a)
Builders FirstSource, Inc.
4.25% , 02/01/32 ................... 70 64,684
6.38% , 06/15/32 ................... 34 34,774
JELD-WEN, Inc., 7.00%, 09/01/32 ........ 22 16,525
Masterbrand, Inc., 7.00%, 07/15/32 ........ 38 38,666
Miter Brands Acquisition Holdco, Inc., 6.75%,
04/01/32 ....................... 38 38,771
Quikrete Holdings, Inc., 6.38%, 03/01/32 .... 215 220,659
Standard Building Solutions, Inc., 6.50%,
08/15/32 ....................... 54 55,148
Wilsonart LLC, 11.00%, 08/15/32
(b)
........ 27 24,828
494,055
Capital Markets — 1.7%
(a)
Compass Group Diversified Holdings LLC,
5.00%, 01/15/32 .................. 20 17,570
Jane Street Group, 6.13%, 11/01/32 ....... 93 92,323
Osaic Holdings, Inc., 6.75%, 08/01/32 ...... 30 30,364
Stonex Escrow Issuer LLC, 6.88%, 07/15/32 .. 15 15,284
155,541
Chemicals — 1.9%
Celanese US Holdings LLC, 6.88%, 07/15/32
(d)
. 52 53,834
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(a)
60 59,268
Methanex US Operations, Inc., 6.25%,
03/15/32
(a)
...................... 32 31,716
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32 . 23 20,891
165,709
Commercial Services & Supplies — 2.3%
(a)
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
.. 39 37,143
Brink's Co. (The), 6.75%, 06/15/32 ........ 22 22,669
Cimpress plc, 7.38%, 09/15/32 ........... 30 29,103
Garda World Security Corp.
8.25% , 08/01/32 ................... 30 30,934
8.38% , 11/15/32 ................... 57 58,726
Wrangler Holdco Corp., 6.63%, 04/01/32 .... 28 28,917
207,492
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.9%
(a)
Arcosa, Inc., 6.88%, 08/15/32 ........... USD 35 $ 36,191
Brundage-Bone Concrete Pumping Holdings,
Inc., 7.50%, 02/01/32 ............... 26 25,882
Global Infrastructure Solutions, Inc., 7.50%,
04/15/32 ....................... 18 18,509
80,582
Consumer Finance — 1.7%
EZCORP, Inc., 7.38%, 04/01/32
(a)
......... 16 16,667
FirstCash, Inc., 6.88%, 03/01/32
(a)
......... 28 28,741
Navient Corp., 7.88%, 06/15/32
(b)
......... 30 31,250
OneMain Finance Corp.
6.75% , 03/15/32 ................... 29 29,415
7.13% , 09/15/32 ................... 40 41,243
147,316
Consumer Staples Distribution & Retail — 1.0%
(a)
Performance Food Group, Inc., 6.13%, 09/15/32 55 55,902
US Foods, Inc., 7.25%, 01/15/32 ......... 30 31,258
87,160
Containers & Packaging — 1.6%
(a)
Clydesdale Acquisition Holdings, Inc., 6.75%,
04/15/32 ....................... 72 73,711
Graphic Packaging International LLC, 6.38%,
07/15/32 ....................... 28 28,345
Owens-Brockway Glass Container, Inc., 7.38%,
06/01/32
(b)
...................... 19 19,141
Sealed Air Corp., 6.50%, 07/15/32 ........ 22 22,682
143,879
Distributors — 0.4%
Resideo Funding, Inc., 6.50%, 07/15/32
(a)
.... 35 35,513
Diversified Consumer Services — 1.3%
Service Corp. International, 5.75%, 10/15/32 .. 42 42,095
Wand NewCo 3, Inc., 7.63%, 01/30/32
(a)
..... 67 70,413
112,508
Diversified REITs — 0.7%
(a)
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 40 38,188
Uniti Group LP, 8.63%, 06/15/32 .......... 25 25,352
63,540
Diversified Telecommunication Services — 3.4%
CCO Holdings LLC
4.75% , 02/01/32
(a) (b)
................. 67 61,870
4.50% , 05/01/32 ................... 160 145,191
Iliad Holding SASU, 7.00%, 04/15/32
(a)
...... 43 44,181
Level 3 Financing, Inc., 10.00%, 10/15/32
(a)
... 22 22,171
Lumen Technologies, Inc., 10.00%, 10/15/32
(a)
. 27 27,427
300,840
Electric Utilities — 2.4%
(a)
Alpha Generation LLC, 6.75%, 10/15/32 ..... 50 51,197
California Buyer Ltd., 6.38%, 02/15/32 ...... 45 45,418
Long Ridge Energy LLC, 8.75%, 02/15/32
(b)
... 32 33,204
NRG Energy, Inc., 3.88%, 02/15/32 ........ 31 28,314
Vistra Operations Co. LLC, 6.88%, 04/15/32 .. 55 57,154
215,287
Electrical Equipment — 0.2%
EnerSys, 6.63%, 01/15/32
(a)
............ 15 15,415
Electronic Equipment, Instruments & Components — 1.0%
(a)
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 28 28,636
Sensata Technologies, Inc., 6.63%, 07/15/32 .. 30 30,722
Zebra Technologies Corp., 6.50%, 06/01/32
(b)
.. 28 28,681
88,039

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2032 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 1.0%
(a)
Archrock Partners LP, 6.63%, 09/01/32 ...... USD 38 $ 38,571
Vallourec SACA, 7.50%, 04/15/32 ......... 50 52,911
91,482
Entertainment — 1.6%
Cinemark USA, Inc., 7.00%, 08/01/32
(a)
..... 29 29,943
Warnermedia Holdings, Inc., 4.28%, 03/15/32 . 135 113,668
143,611
Financial Services — 3.7%
Block, Inc., 6.50%, 05/15/32 ............ 100 102,642
Freedom Mortgage Holdings LLC, 8.38%,
04/01/32
(a)
...................... 32 32,685
Nationstar Mortgage Holdings, Inc., 7.13%,
02/01/32
(a)
...................... 54 56,395
PennyMac Financial Services, Inc., 6.88%,
05/15/32
(a)
...................... 46 46,881
Shift4 Payments LLC, 6.75%, 08/15/32
(a)
.... 90 92,933
331,536
Food Products — 1.7%
(a)
Fiesta Purchaser, Inc., 9.63%, 09/15/32
(b)
.... 27 28,602
Froneri Lux Finco Sarl, 6.00%, 08/01/32 ..... 30 29,879
Lamb Weston Holdings, Inc., 4.38%, 01/31/32 . 41 38,289
Post Holdings, Inc., 6.25%, 02/15/32 ....... 50 50,942
147,712
Ground Transportation — 2.1%
(a)
Avis Budget Car Rental LLC, 8.38%, 06/15/32 . 35 36,099
EquipmentShare.com, Inc., 8.63%, 05/15/32 .. 36 38,308
Genesee & Wyoming, Inc., 6.25%, 04/15/32 .. 38 38,454
Watco Cos. LLC, 7.13%, 08/01/32 ........ 40 41,474
XPO, Inc., 7.13%, 02/01/32 ............. 32 33,314
187,649
Health Care Providers & Services — 5.2%
(a)
Community Health Systems, Inc., 10.88%,
01/15/32 ....................... 120 125,885
Concentra Health Services, Inc., 6.88%, 07/15/32 38 39,054
DaVita, Inc., 6.88%, 09/01/32 ........... 52 53,504
LifePoint Health, Inc.
8.38% , 02/15/32 ................... 34 36,191
10.00% , 06/01/32
(b)
................. 40 41,534
Molina Healthcare, Inc., 3.88%, 05/15/32 .... 45 39,292
Paradigm Parent LLC, 8.75%, 04/17/32 ..... 15 14,441
Radiology Partners, Inc., 8.50%, 07/15/32 .... 40 40,417
Select Medical Corp., 6.25%, 12/01/32
(b)
..... 30 29,979
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
43 44,244
464,541
Health Care REITs — 0.9%
MPT Operating Partnership LP, 8.50%,
02/15/32
(a)
...................... 81 84,260
Health Care Technology — 1.2%
IQVIA, Inc., 6.25%, 06/01/32
(a)
........... 105 107,674
Hotel & Resort REITs — 1.0%
RHP Hotel Properties LP, 6.50%, 04/01/32
(a)
.. 53 54,147
Service Properties Trust, 8.88%, 06/15/32
(b)
... 31 32,398
86,545
Hotels, Restaurants & Leisure — 10.9%
BCPE Flavor Debt Merger Sub LLC & BCPE
Flavor Issuer, Inc., 9.50%, 07/01/32
(a)
..... 25 25,752
Caesars Entertainment, Inc.
(a)
6.50% , 02/15/32 ................... 83 84,585
6.00% , 10/15/32
(b)
.................. 58 56,003
Carnival Corp., 5.75%, 08/01/32
(a)
......... 150 150,958
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc.
(a)
3.63% , 02/15/32 ................... USD 82 $ 73,911
6.13% , 04/01/32 ................... 23 23,453
Hilton Grand Vacations Borrower LLC, 6.63%,
01/15/32
(a)
...................... 45 45,544
Melco Resorts Finance Ltd., 7.63%, 04/17/32
(a)
. 40 41,112
MGM Resorts International, 6.50%, 04/15/32 .. 40 40,653
Motion Finco SARL, 8.38%, 02/15/32
(a)
...... 25 22,149
NCL Corp. Ltd., 6.75%, 02/01/32
(a)
........ 97 99,635
Six Flags Entertainment Corp., 6.63%, 05/01/32
(a)
46 46,865
Station Casinos LLC, 6.63%, 03/15/32
(a)
..... 29 29,584
Vail Resorts, Inc., 6.50%, 05/15/32
(a)
....... 31 31,867
Voyager Parent LLC, 9.25%, 07/01/32
(a)
..... 95 100,519
Yum! Brands, Inc.
4.63% , 01/31/32 ................... 56 53,603
5.38% , 04/01/32 ................... 49 48,749
974,942
Household Durables — 1.1%
LGI Homes, Inc., 7.00%, 11/15/32
(a) (b)
....... 25 24,041
Newell Brands, Inc., 6.63%, 05/15/32 ....... 31 29,657
TopBuild Corp., 4.13%, 02/15/32
(a)
........ 31 28,571
Whirlpool Corp., 4.70%, 05/14/32 ......... 15 13,736
96,005
Household Products — 0.2%
Kronos Acquisition Holdings, Inc., 10.75%,
06/30/32
(a) (b)
..................... 28 18,816
Independent Power and Renewable Electricity Producers — 1.1%
(a)
Clearway Energy Operating LLC, 3.75%,
01/15/32 ....................... 22 19,546
Lightning Power LLC, 7.25%, 08/15/32 ...... 78 81,607
101,153
Insurance — 4.7%
(a)
Acrisure LLC, 6.75%, 07/01/32 ........... 15 15,188
Alliant Holdings Intermediate LLC, 7.38%,
10/01/32 ....................... 38 39,071
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 100 105,213
AssuredPartners, Inc., 7.50%, 02/15/32 ..... 20 21,361
Howden UK Refinance plc, 8.13%, 02/15/32 .. 25 26,034
HUB International Ltd., 7.38%, 01/31/32
(b)
.... 103 107,274
Ryan Specialty LLC, 5.88%, 08/01/32 ...... 64 64,181
USI, Inc., 7.50%, 01/15/32 ............. 36 38,021
416,343
IT Services — 0.4%
Cogent Communications Group LLC, 6.50%,
07/01/32
(a)
...................... 35 34,300
Machinery — 0.4%
Terex Corp., 6.25%, 10/15/32
(a)
.......... 40 40,059
Media — 3.2%
(a)
AMC Networks, Inc., 10.50%, 07/15/32 ..... 25 25,432
Dotdash Meredith, Inc., 7.63%, 06/15/32 ..... 25 24,361
Gray Media, Inc., 9.63%, 07/15/32 ........ 50 50,484
Midcontinent Communications, 8.00%, 08/15/32 35 36,930
Univision Communications, Inc., 9.38%, 08/01/32 73 75,748
VZ Secured Financing BV, 5.00%, 01/15/32 ... 85 74,822
287,777
Metals & Mining — 2.7%
Alumina Pty. Ltd., 6.38%, 09/15/32
(a)
....... 30 30,391
Century Aluminum Co., 6.88%, 08/01/32
(a)
.... 15 15,149
Champion Iron Canada, Inc., 7.88%, 07/15/32
(a)
15 15,337
Cleveland-Cliffs, Inc., 7.00%, 03/15/32
(a) (b)
.... 80 78,025
Commercial Metals Co., 4.38%, 03/15/32 .... 20 18,513

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2032 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Constellium SE, 6.38%, 08/15/32
(a)
........ USD 20 $ 20,261
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32
(a)
39 39,790
New Gold, Inc., 6.88%, 04/01/32
(a)
........ 23 23,608
241,074
Oil, Gas & Consumable Fuels — 10.2%
Antero Midstream Partners LP, 6.63%, 02/01/32
(a)
37 37,991
Ascent Resources Utica Holdings LLC, 6.63%,
10/15/32
(a)
...................... 28 28,489
Baytex Energy Corp., 7.38%, 03/15/32
(a) (b)
.... 31 29,964
Blue Racer Midstream LLC, 7.25%, 07/15/32
(a)
. 28 29,526
CNX Resources Corp., 7.25%, 03/01/32
(a)
.... 36 37,079
Crescent Energy Finance LLC, 7.63%,
04/01/32
(a)
...................... 62 60,606
Genesis Energy LP, 7.88%, 05/15/32
(b)
...... 34 35,186
Global Partners LP, 8.25%, 01/15/32
(a)
...... 27 28,292
Harvest Midstream I LP, 7.50%, 05/15/32
(a)
... 29 30,163
Hilcorp Energy I LP, 6.25%, 04/15/32
(a)
...... 31 29,765
Howard Midstream Energy Partners LLC, 7.38%,
07/15/32
(a)
...................... 35 36,194
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(a)
...................... 18 18,187
Matador Resources Co., 6.50%, 04/15/32
(a)
... 49 49,081
Murphy Oil Corp., 6.00%, 10/01/32
(b)
....... 32 30,673
NGL Energy Operating LLC, 8.38%, 02/15/32
(a)
72 70,447
Northriver Midstream Finance LP, 6.75%,
07/15/32
(a)
...................... 36 36,730
Parkland Corp., 6.63%, 08/15/32
(a)
........ 29 29,585
Permian Resources Operating LLC, 7.00%,
01/15/32
(a)
...................... 54 55,795
SM Energy Co., 7.00%, 08/01/32
(a)
........ 39 38,610
Sunoco LP, 7.25%, 05/01/32
(a)
........... 39 40,890
Venture Global LNG, Inc., 9.88%, 02/01/32
(a)
.. 104 112,213
Vital Energy, Inc., 7.88%, 04/15/32
(a)
....... 53 46,544
912,010
Personal Care Products — 1.1%
Opal Bidco SAS, 6.50%, 03/31/32
(a)
........ 60 60,671
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 39 39,253
99,924
Pharmaceuticals — 3.0%
(a)
1261229 BC Ltd., 10.00%, 04/15/32 ....... 240 244,295
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32 25 25,374
269,669
Professional Services — 0.6%
Amentum Holdings, Inc., 7.25%, 08/01/32
(a)
... 51 52,764
Software — 1.6%
(a)
Cloud Software Group, Inc., 8.25%, 06/30/32 .. 94 100,114
SS&C Technologies, Inc., 6.50%, 06/01/32 ... 44 45,286
145,400
Specialized REITs — 0.4%
Iron Mountain, Inc., 5.63%, 07/15/32
(a)
...... 32 31,566
Specialty Retail — 1.7%
Advance Auto Parts, Inc., 3.50%, 03/15/32
(b)
.. 20 17,080
Asbury Automotive Group, Inc., 5.00%,
02/15/32
(a)
...................... 36 34,078
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(a)
. 40 42,285
Global Auto Holdings Ltd., 8.75%, 01/15/32
(a)
.. 30 26,508
Sally Holdings LLC, 6.75%, 03/01/32 ....... 35 35,940
155,891
Technology Hardware, Storage & Peripherals — 0.5%
Seagate Data Storage Technology Pte. Ltd.,
9.63%, 12/01/32
(a)
................. 36 40,467
Security
Par (000)
Par (000) Value
Tobacco — 0.2%
Turning Point Brands, Inc., 7.63%, 03/15/32
(a)
.. USD 16 $ 16,745
Trading Companies & Distributors — 2.8%
FTAI Aviation Investors LLC, 7.00%, 06/15/32
(a)
41 42,495
QXO Building Products, Inc., 6.75%, 04/30/32
(a)
120 123,620
United Rentals North America, Inc., 3.75%,
01/15/32 ....................... 44 40,041
WESCO Distribution, Inc., 6.63%, 03/15/32
(a)
.. 43 44,362
250,518
Wireless Telecommunication Services — 0.5%
Vmed O2 UK Financing I plc, 7.75%, 04/15/32
(a)
40 41,699
Total Long-Term Investments — 97 .6%
(Cost: $ 8,606,881 ) ............................... 8,697,929
Shares
Shares
Short-Term Securities
Money Market Funds — 9.8%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(g)
................... 842,553 842,890
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 27,113 27,113
Total Short-Term Securities — 9 .8%
(Cost: $ 870,003 ) ................................. 870,003
Total Investments — 107 .4%
(Cost: $ 9,476,884 ) ............................... 9,567,932
Liabilities in Excess of Other Assets — (7.4) % ............. (656,561)
Net Assets — 100.0% ...............................
$ 8,911,371
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/
or in cash. Rates shown are the current rate and possible payment rates.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2032 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
03/25/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 842,890
(b)
$ — $ — $ — $ 842,890 842,553 $ 591
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares — 27,113
(b)
— — — 27,113 27,113 1,135 —
$ — $ — $ 870,003 $ 1,726 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 8,697,929 $ — $ 8,697,929
Short-Term Securities
Money Market Funds ...................................... 870,003 — — 870,003
$ 870,003 $ 8,697,929 $ — $ 9,567,932

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2032 Term High Yield and Income ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
PIK Payment-In-Kind
REIT Real Estate Investment Trust